GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2019
Liabilities [Abstract]
GUARANTEE LIABILITIES
4.	GUARANTEE LIABILITIES
The Company’s movement on liabilities from the investor assurance program and other guarantee liabilities for the years ended December 31, 2018 and 2019 is as follows:

	Current loan products	Other online standard loan products	Offline and non- standard loan Products	Total
	RMB	RMB	RMB	RMB
Opening balance as of January 1, 2018	827,703	741,275	2,149,374	3,718,352
Liability arising from new business	968,732	373	710	969,815
Net payouts for loans originated in 2015	—	—	(792,923)	(792,923)
Net payouts for loans originated in 2016	254	(4,412)	(750,399)	(754,557)
Net payouts for loans originated in 2017	(778,674)	(399,874)	(231,609)	(1,410,157)
Net payouts for loans originated in 2018	(519,849)	(146)	(333)	(520,328)
Release on expiration	(27,021)	(89,582)	(1,918)	(118,521)
Contingent liability accrued	103,964	6,386	349,101	459,451

Ending balance as of December 31, 2018	575,109	254,020	722,003	1,551,132

	Current loan products	Other online standard loan products	Offline and non- standard loan Products	Total
	RMB	RMB	RMB	RMB
Opening balance as of January 1, 2019	575,109	254,020	722,003	1,551,132
Liability arising from new business	—	—	—	—
Net payouts for loans originated in 2015	—	—	(15,999)	(15,999)
Net payouts for loans originated in 2016	391	(431)	(229,430)	(229,470)
Net payouts for loans originated in 2017	(181,253)	(7,140)	(86,452)	(274,845)
Net payouts for loans originated in 2018	(321,276)	(2)	(109)	(321,387)
Release on expiration	(1,648)	(6)	(1,177)	(2,831)
Transfer out due to disposal of Shanghai Caiyin	(71,323)	(246,441)	(388,836)	(706,600)
Ending balance as of December 31, 2019	—	—	—	—